Summary of Significant Accounting Policies - Summary of Primary Subsidiaries (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Alithya Canada Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Canada Inc.
Name of subsidiary Jurisdiction	Quebec, Canada
Percentage Ownership	100.00%	100.00%
Alithya Consulting Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Consulting Inc.
Name of subsidiary Jurisdiction	Quebec, Canada
Percentage Ownership	100.00%	100.00%
Alithya Digital Technology Corporation
Disclosure of subsidiaries [line items]
Entity	Alithya Digital Technology Corporation
Name of subsidiary Jurisdiction	Ontario, Canada
Percentage Ownership	100.00%	100.00%
Alithya France SAS
Disclosure of subsidiaries [line items]
Entity	Alithya France SAS
Name of subsidiary Jurisdiction	France
Percentage Ownership	100.00%	100.00%
Alithya USA, Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya USA, Inc.
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	100.00%
Alithya Financial Solutions, Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Financial Solutions, Inc.
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	100.00%
Alithya Ranzal LLC
Disclosure of subsidiaries [line items]
Entity	Alithya Ranzal LLC
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	100.00%
Alithya Zero2Ten, Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Zero2Ten, Inc.
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	100.00%
Alithya Fullscope Solutions, Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Fullscope Solutions, Inc.
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	100.00%
Matricis Informatique Inc.
Disclosure of subsidiaries [line items]
Entity	Matricis Informatique Inc. (a)
Name of subsidiary Jurisdiction	Quebec, Canada
Percentage Ownership	100.00%	100.00%
Alithya Travercent LLC
Disclosure of subsidiaries [line items]
Entity	Alithya Travercent LLC (a)
Name of subsidiary Jurisdiction	Texas, USA
Percentage Ownership	100.00%	100.00%
Alithya Askida Consulting Services Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Askida Consulting Services Inc. (a)
Name of subsidiary Jurisdiction	Quebec, Canada
Percentage Ownership	0.00%	100.00%
Alithya Askida Solutions Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Askida Solutions Inc. (a)
Name of subsidiary Jurisdiction	Quebec, Canada
Percentage Ownership	0.00%	100.00%
Pro2p Services Conseils Inc.
Disclosure of subsidiaries [line items]
Entity	Pro2p Services Conseils Inc. (a)
Name of subsidiary Jurisdiction	Canada
Percentage Ownership	0.00%	100.00%
Alithya Solutions Canada Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Solutions Canada Inc. (a)
Name of subsidiary Jurisdiction	Canada
Percentage Ownership	100.00%	100.00%
Alithya IT Services Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya IT Services Inc. (a)
Name of subsidiary Jurisdiction	Canada
Percentage Ownership	100.00%	0.00%
Vitalyst, LLC
Disclosure of subsidiaries [line items]
Entity	Vitalyst, LLC
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	0.00%
Alithya Numérique Maroc SARLAU
Disclosure of subsidiaries [line items]
Entity	Alithya Numérique Maroc SARLAU
Name of subsidiary Jurisdiction	Maroc
Percentage Ownership	100.00%	0.00%